Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Software	$1,009,272	$989,400
In development intangible asset	1,862,465	—
	2,871,737	989,400
Less—Accumulated amortization	(736,834)	(538,954)
Intangible assets, net	$2,134,903	$450,446

Schedule of amortization expence over the remaining intangible

As of December 31, 2023, expected amortization expense over the remaining intangible asset lives is as follows:

2024	$183,578
2025	445,453
2026	376,468
2027	376,468
2028	376,468
Thereafter	376,468
$2,134,903